Digital Assets	6 Months Ended
Jun. 30, 2022
Digital assets [Abstract]
Digital assets

8. Digital assets

Digital asset holdings were comprised of the following:

	As of December 31, 2021	As of June 30, 2022
	RMB’000	RMB’000

BTC	-	6,030
Total	-	6,030

Additional information about bitcoin:

For the years ended December 31, 2021 and for the six months ended June 30, 2022, the Company generated bitcoins primarily through mining services. The company’s mining services is operating with the primary intent of accumulating bitcoin which the company may sell for fiat currency from time to time depending on market conditions and management’s determination of our cash flow needs. The following table presents additional information about bitcoins for the six months ended June 30, 2022 and 2021, respectively:

	June 30, 2021	June 30, 2022
	RMB’000	RMB’000
Opening balance	-	-
Receipt of bitcoins from mining services	-	10,920
Impairment of bitcoins	-	(4,890)
Ending balance	-	6,030

For the six months ended June 30, 2022 and 2021, the Company recognized impairment of nil and RMB 4,890 against bitcoins, respectively.